Other assets, income, expenses and non-controlling interest - Other income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Interest in Other Entities [Abstract]
Realization of a previously unrecorded contingent asset	$ 18,588	$ 0
Investment income	3,691	1,672
Income attributable to non-controlling interest	(934)	(522)
Total other income	$ 21,345	$ 1,150